Income Taxes (Details) - Schedule of Reconciliation of Income Tax (Benefit) Expense	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Income Tax (Benefit) Expense [Abstract]
Tax expense at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	1.50%	3.00%
Permanent items	(9.50%)	(5.10%)
Federal business credits	(0.60%)	(0.30%)
Valuation allowance	(4.10%)	(11.60%)
Rate changes	0.80%	(2.10%)
True up of deferred balances	0.00%	19.80%
Expiration of NOL carryovers	(9.10%)	(24.20%)
Other	0.00%	(0.50%)
Effective income tax rate	0.00%	0.00%